FI - Quantitative information about level 3 liabilities at fair value (Details 16) - Recurring basis SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2017 CHF (SFr)	Jun. 30, 2018 CHF (SFr)	Jun. 30, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 46	SFr 9	SFr 14	SFr 70
Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	455	466	433	410
Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	3,226	3,043	2,680	3,737
Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	317	230	270	538
Trading Liabilities | Interest rate derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 205	SFr 165
Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(25)	(31)
Correlation (in %)	20.00%	20.00%
Prepayment rate (in %)	6.00%	1.00%
Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	52	147
Correlation (in %)	100.00%	100.00%
Prepayment rate (in %)	34.00%	25.00%
Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	19	42
Correlation (in %)	60.00%	58.00%
Prepayment rate (in %)	9.00%	7.00%
Trading Liabilities | Interest rate derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 81
Trading Liabilities | Interest rate derivatives | Market comparable | Minimum
Unobservable input
Price (in %)	1.00%
Trading Liabilities | Interest rate derivatives | Market comparable | Maximum
Unobservable input
Price (in %)	102.00%
Trading Liabilities | Interest rate derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)	44.00%
Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 100	SFr 159	95	150
Trading Liabilities | Foreign exchange derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 64	SFr 59
Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	27.00%	21.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	34.00%	25.00%
Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	51.00%	52.00%
Prepayment rate (in %)	30.00%	23.00%
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 7	SFr 31
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		267
Contingent probability (in %)	95.00%	95.00%
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		473
Contingent probability (in %)	95.00%	95.00%
Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		426
Contingent probability (in %)	95.00%	95.00%
Trading Liabilities | Foreign exchange derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 47
Trading Liabilities | Foreign exchange derivatives | Market comparable | Minimum
Unobservable input
Price (in %)		100.00%
Trading Liabilities | Foreign exchange derivatives | Market comparable | Maximum
Unobservable input
Price (in %)		101.00%
Trading Liabilities | Foreign exchange derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)		100.00%
Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 898	SFr 900	622	851
Trading Liabilities | Credit derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		30
Trading Liabilities | Credit derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 708
Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Funding spread (in bp)		68
Correlation (in %)	38.00%	38.00%
Credit spread (in bp)	2	0
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	10.00%	20.00%
Discount rate (in %)	3.00%	2.00%
Default rate (in %)	1.00%	2.00%
Loss severity (in %)	25.00%	16.00%
Term Total Return Swap (TRS)/Repurchase spread	176
Funding spread (in %)		1.00%
Funding rate (in %)		14.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Funding spread (in bp)		68
Correlation (in %)	85.00%	82.00%
Credit spread (in bp)	973	2,913
Prepayment rate (in %)	20.00%	20.00%
Recovery rate (in %)	60.00%	60.00%
Discount rate (in %)	50.00%	28.00%
Default rate (in %)	20.00%	20.00%
Loss severity (in %)	100.00%	100.00%
Term Total Return Swap (TRS)/Repurchase spread	176
Funding spread (in %)		2.00%
Funding rate (in %)		14.00%
Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Funding spread (in bp)		68
Correlation (in %)	54.00%	49.00%
Credit spread (in bp)	172	378
Prepayment rate (in %)	7.00%	6.00%
Recovery rate (in %)	38.00%	34.00%
Discount rate (in %)	16.00%	15.00%
Default rate (in %)	5.00%	4.00%
Loss severity (in %)	67.00%	66.00%
Term Total Return Swap (TRS)/Repurchase spread	176
Funding spread (in %)		2.00%
Funding rate (in %)		14.00%
Trading Liabilities | Credit derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 116
Trading Liabilities | Credit derivatives | Market comparable | Minimum
Unobservable input
Price (in %)		59.00%
Trading Liabilities | Credit derivatives | Market comparable | Maximum
Unobservable input
Price (in %)		94.00%
Trading Liabilities | Credit derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)		79.00%
Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,301	SFr 1,129	1,061	1,181
Trading Liabilities | Equity/Index-related products | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 947	SFr 1,100
Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(60.00%)
Volatility (in %)	0.00%	0.00%
Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	100.00%
Volatility (in %)	105.00%	96.00%
Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	90.00%	75.00%
Correlation (in %)	55.00%	68.00%
Volatility (in %)	25.00%	28.00%
Trading Liabilities | Equity/Index-related products | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 62
Trading Liabilities | Equity/Index-related products | Vendor price | Minimum
Unobservable input
Price (in actuals)	0
Trading Liabilities | Equity/Index-related products | Vendor price | Maximum
Unobservable input
Price (in actuals)	53
Trading Liabilities | Equity/Index-related products | Vendor price | Weighted average
Unobservable input
Price (in actuals)	18
Short-term borrowings
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 845	SFr 1,665	620	516
Short-term borrowings | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 288	SFr 1,410
Short-term borrowings | Option model | Minimum
Unobservable input
Correlation (in %)	(40.00%)	(40.00%)
Volatility (in %)	4.00%	3.00%
Short-term borrowings | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%	100.00%
Volatility (in %)	105.00%	96.00%
Short-term borrowings | Option model | Weighted average
Unobservable input
Correlation (in %)	60.00%	70.00%
Volatility (in %)	26.00%	27.00%
Short-term borrowings | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 527	SFr 252
Short-term borrowings | Discounted cash flow | Minimum
Unobservable input
Recovery rate (in %)	25.00%	20.00%
Short-term borrowings | Discounted cash flow | Maximum
Unobservable input
Recovery rate (in %)	40.00%	49.00%
Short-term borrowings | Discounted cash flow | Weighted average
Unobservable input
Recovery rate (in %)	29.00%	33.00%
Short-term borrowings | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 24
Short-term borrowings | Market comparable | Minimum
Unobservable input
Price (in %)	11.00%
Short-term borrowings | Market comparable | Maximum
Unobservable input
Price (in %)	47.00%
Short-term borrowings | Market comparable | Weighted average
Unobservable input
Price (in %)	47.00%
Short-term borrowings | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	2	(1)
Short-term borrowings | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	278	517
Short-term borrowings | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	175	65
Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 12,501	SFr 12,963	12,996	13,415
Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	12,259	12,155	11,972	12,434
Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 9,739	SFr 9,647
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(60.00%)
Gap risk (in %)	0.00%	0.00%
Mean reversion (in %)	(14.00%)	(110.00%)
Volatility (in %)	0.00%	0.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	100.00%
Gap risk (in %)	2.00%	4.00%
Mean reversion (in %)	(1.00%)	(1.00%)
Volatility (in %)	105.00%	96.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	90.00%	75.00%
Correlation (in %)	55.00%	61.00%
Gap risk (in %)	1.00%	1.00%
Mean reversion (in %)	(6.00%)	(7.00%)
Volatility (in %)	21.00%	23.00%
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,571	SFr 1,496
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	2	(14)
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	729	2,260
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	105	98
Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,478	SFr 1,096	1,355	1,684
Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	223	99	199	219
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 25
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	1,430
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,430
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	1,430
Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 122	SFr 67
Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	101.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	51.00%	52.00%
Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 18,551	SFr 19,242	18,098	19,832
Bank | Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	46	9	14	70
Bank | Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	455	466	433	410
Bank | Trading Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	3,226	3,043	2,680	3,737
Bank | Trading Liabilities | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	317	230	270	538
Bank | Trading Liabilities | Interest rate derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 205	SFr 165
Bank | Trading Liabilities | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(25)	(31)
Correlation (in %)	20.00%	20.00%
Prepayment rate (in %)	6.00%	1.00%
Bank | Trading Liabilities | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	52	147
Correlation (in %)	100.00%	100.00%
Prepayment rate (in %)	34.00%	25.00%
Bank | Trading Liabilities | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	19	42
Correlation (in %)	60.00%	58.00%
Prepayment rate (in %)	9.00%	7.00%
Bank | Trading Liabilities | Interest rate derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 81
Bank | Trading Liabilities | Interest rate derivatives | Market comparable | Minimum
Unobservable input
Price (in %)	1.00%
Bank | Trading Liabilities | Interest rate derivatives | Market comparable | Maximum
Unobservable input
Price (in %)	102.00%
Bank | Trading Liabilities | Interest rate derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)	44.00%
Bank | Trading Liabilities | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 100	SFr 159	95	150
Bank | Trading Liabilities | Foreign exchange derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 64	SFr 59
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	(10.00%)	(10.00%)
Prepayment rate (in %)	27.00%	21.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	34.00%	25.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	51.00%	52.00%
Prepayment rate (in %)	30.00%	23.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 7	SFr 31
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		267
Contingent probability (in %)	95.00%	95.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		473
Contingent probability (in %)	95.00%	95.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		426
Contingent probability (in %)	95.00%	95.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 47
Bank | Trading Liabilities | Foreign exchange derivatives | Market comparable | Minimum
Unobservable input
Price (in %)		100.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Market comparable | Maximum
Unobservable input
Price (in %)		101.00%
Bank | Trading Liabilities | Foreign exchange derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)		100.00%
Bank | Trading Liabilities | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 898	SFr 900	622	851
Bank | Trading Liabilities | Credit derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 30
Bank | Trading Liabilities | Credit derivatives | Option model | Minimum
Unobservable input
Funding spread (in bp)		68
Bank | Trading Liabilities | Credit derivatives | Option model | Maximum
Unobservable input
Funding spread (in bp)		68
Bank | Trading Liabilities | Credit derivatives | Option model | Weighted average
Unobservable input
Funding spread (in bp)		68
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 708
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	38.00%	38.00%
Credit spread (in bp)	2	0
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	10.00%	20.00%
Discount rate (in %)	3.00%	2.00%
Default rate (in %)	1.00%	2.00%
Loss severity (in %)	25.00%	16.00%
Term Total Return Swap (TRS)/Repurchase spread	176
Funding spread (in %)		1.00%
Funding rate (in %)		14.00%
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	85.00%	82.00%
Credit spread (in bp)	973	2,913
Prepayment rate (in %)	20.00%	20.00%
Recovery rate (in %)	60.00%	60.00%
Discount rate (in %)	50.00%	28.00%
Default rate (in %)	20.00%	20.00%
Loss severity (in %)	100.00%	100.00%
Term Total Return Swap (TRS)/Repurchase spread	176
Funding spread (in %)		2.00%
Funding rate (in %)		14.00%
Bank | Trading Liabilities | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	54.00%	49.00%
Credit spread (in bp)	172	378
Prepayment rate (in %)	7.00%	6.00%
Recovery rate (in %)	38.00%	34.00%
Discount rate (in %)	16.00%	15.00%
Default rate (in %)	5.00%	4.00%
Loss severity (in %)	67.00%	66.00%
Term Total Return Swap (TRS)/Repurchase spread	176
Funding spread (in %)		2.00%
Funding rate (in %)		14.00%
Bank | Trading Liabilities | Credit derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 116
Bank | Trading Liabilities | Credit derivatives | Market comparable | Minimum
Unobservable input
Price (in %)		59.00%
Bank | Trading Liabilities | Credit derivatives | Market comparable | Maximum
Unobservable input
Price (in %)		94.00%
Bank | Trading Liabilities | Credit derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)		79.00%
Bank | Trading Liabilities | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,301	SFr 1,129	1,061	1,181
Bank | Trading Liabilities | Equity/Index-related products | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 947	SFr 1,100
Bank | Trading Liabilities | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(60.00%)
Volatility (in %)	0.00%	0.00%
Bank | Trading Liabilities | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	100.00%
Volatility (in %)	105.00%	96.00%
Bank | Trading Liabilities | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	90.00%	75.00%
Correlation (in %)	55.00%	68.00%
Volatility (in %)	25.00%	28.00%
Bank | Trading Liabilities | Equity/Index-related products | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 62
Bank | Trading Liabilities | Equity/Index-related products | Vendor price | Minimum
Unobservable input
Price (in actuals)	0
Bank | Trading Liabilities | Equity/Index-related products | Vendor price | Maximum
Unobservable input
Price (in actuals)	53
Bank | Trading Liabilities | Equity/Index-related products | Vendor price | Weighted average
Unobservable input
Price (in actuals)	18
Bank | Short-term borrowings
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 845	SFr 1,665	620	516
Bank | Short-term borrowings | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 288	SFr 1,410
Bank | Short-term borrowings | Option model | Minimum
Unobservable input
Correlation (in %)	(40.00%)	(40.00%)
Volatility (in %)	4.00%	3.00%
Bank | Short-term borrowings | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%	100.00%
Volatility (in %)	105.00%	96.00%
Bank | Short-term borrowings | Option model | Weighted average
Unobservable input
Correlation (in %)	60.00%	70.00%
Volatility (in %)	26.00%	27.00%
Bank | Short-term borrowings | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 527	SFr 252
Bank | Short-term borrowings | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	2
Recovery rate (in %)	25.00%	20.00%
Bank | Short-term borrowings | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	278
Recovery rate (in %)	40.00%	49.00%
Bank | Short-term borrowings | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	175
Recovery rate (in %)	29.00%	33.00%
Bank | Short-term borrowings | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 24
Bank | Short-term borrowings | Market comparable | Minimum
Unobservable input
Price (in %)	11.00%
Bank | Short-term borrowings | Market comparable | Maximum
Unobservable input
Price (in %)	47.00%
Bank | Short-term borrowings | Market comparable | Weighted average
Unobservable input
Price (in %)	47.00%
Bank | Short-term borrowings | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		(1)
Bank | Short-term borrowings | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		517
Bank | Short-term borrowings | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		65
Bank | Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 12,501	SFr 12,963	12,996	13,415
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	12,259	12,155	11,972	12,434
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 9,739	SFr 9,647
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(60.00%)
Gap risk (in %)	0.00%	0.00%
Mean reversion (in %)	(14.00%)	(110.00%)
Volatility (in %)	0.00%	0.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	99.00%	100.00%
Gap risk (in %)	2.00%	4.00%
Mean reversion (in %)	(1.00%)	(1.00%)
Volatility (in %)	105.00%	96.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	90.00%	75.00%
Correlation (in %)	55.00%	61.00%
Gap risk (in %)	1.00%	1.00%
Mean reversion (in %)	(6.00%)	(7.00%)
Volatility (in %)	21.00%	23.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,571	SFr 1,496
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	2	(14)
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	729	2,260
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	105	98
Bank | Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,467	SFr 1,085	1,349	1,679
Bank | Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	223	99	199	219
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 25
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	1,430
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,430
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	1,430
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 122	SFr 67
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%	0.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%	101.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)	51.00%	52.00%
Bank | Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 18,540	SFr 19,231	SFr 18,092	SFr 19,827